Statements of Net Assets Available for Benefits (Statement) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Investments - at fair value, participant directed	$ 326,316,320	$ 277,564,053
Notes receivable from participants	8,047,996	6,979,170
Employer contributions receivable	458,412	23,862
Net Assets Available for Benefits	$ 334,822,728	$ 284,567,085